Subsidiary Guarantors Subsidiary Guarantors (Tables)	12 Months Ended
Dec. 31, 2013
SUBSIDIARY GUARANTORS UNAUDITED CONSOLIDATING BALANCE SHEET [Abstract]
Subsidiary Guarantor Consolidating Balance Sheet [Table Text Block]
Condensed Consolidating Balance Sheet
December 31, 2013

	Parent Issuer	Co-Issuer	Subsidiary Guarantors	Non-guarantor investments	Consolidating Entries	Total
	($ in thousands)
ASSETS:
Accounts receivable – related parties	$691,588	$—	$—	$—	$(691,588)	$—
Assets held for sale	8,762	—	1,250,620	—	—	$1,259,382
Other current assets	6,927	1	22,080	—	—	29,008
Total property, plant and equipment, net	2,318	—	822,133	—	—	824,451
Investment in subsidiaries	1,133,217	—	—	908	(1,134,125)	—
Total other long-term assets	10,012	—	4,697	—	—	14,709
Total assets	$1,852,824	$1	$2,099,530	$908	$(1,825,713)	$2,127,550
LIABILITIES AND EQUITY:
Accounts payable – related parties	$—	$—	$691,588	$—	$(691,588)	$—
Liabilities held for sale	500,291	—	137,447	—	—	$637,738
Other current liabilities	15,688	—	66,141	—	—	81,829
Other long-term liabilities	5,486	—	71,138	—	—	76,624
Long-term debt	757,480	—	—	—	—	757,480
Equity	573,879	1	1,133,216	908	(1,134,125)	573,879
Total liabilities and equity	$1,852,824	$1	$2,099,530	$908	$(1,825,713)	$2,127,550

Condensed Consolidating Balance Sheet
December 31, 2012

	Parent Issuer	Co-Issuer	Subsidiary Guarantors	Non-guarantor investments	Consolidating Entries	Total
	($ in thousands)
ASSETS:
Accounts receivable – related parties	$660,898	$—	$—	$—	$(660,898)	$—
Assets held for sale	23,176	—	1,220,426	—	—	1,243,602
Other current assets	18,896	1	36,149	—	—	55,046
Total property, plant and equipment, net	2,657	—	980,127	—	—	982,784
Investment in subsidiaries	1,324,293	—	—	958	(1,325,251)	—
Total other long-term assets	7,677	—	5,107	—	—	12,784
Total assets	$2,037,597	$1	$2,241,809	$958	$(1,986,149)	$2,294,216
LIABILITIES AND EQUITY:
Accounts payable – related parties	$—	$—	$660,898	$—	$(660,898)	$—
Liabilities held for sale	497,424	—	111,675	—	—	609,099
Other current liabilities	6,704	—	72,418	—	—	79,122
Other long-term liabilities	5,978	—	72,526	—	—	78,504
Long-term debt	659,117	—	—	—	—	659,117
Equity	868,374	1	1,324,292	958	(1,325,251)	868,374
Total liabilities and equity	$2,037,597	$1	$2,241,809	$958	$(1,986,149)	$2,294,216

Subsidiary Guarantors Consolidating Statements of Operations [Table Text Block]
Condensed Consolidating Statement of Operations
For the Year Ended December 31, 2013

	Parent Issuer	Co-Issuer	Subsidiary Guarantors	Non-guarantor investments	Consolidating Entries	Total
	($ in thousands)
Total revenues	$(3,937)	$—	$201,309	$—	$—	$197,372
Operations and maintenance	—	—	41,426	—	—	41,426
Taxes other than income	—	—	12,928	—	—	12,928
General and administrative	13,145	—	39,986	—	—	53,131
Depreciation, depletion and amortization	454	—	88,990	—	—	89,444
Impairment and other	—	—	214,286	—	—	214,286
Loss from operations	(17,536)	—	(196,307)	—	—	(213,843)
Interest expense, net	(17,891)	—	(898)	—	—	(18,789)
Other non-operating income	9,025	—	9,298	—	(18,323)	—
Other non-operating expense	(6,904)	—	(12,553)	—	18,323	(1,134)
Loss before income taxes	(33,306)	—	(200,460)	—	—	(233,766)
Income tax benefit	(1,653)	—	(3,942)	—	—	(5,595)
Equity in earnings of subsidiaries	(191,071)	—	—	—	191,071	—
Income (loss) from continuing operations	(222,724)	—	(196,518)	—	191,071	(228,171)
Discontinued operations, net of tax	(55,255)	—	5,457	(10)	—	(49,808)
Net loss	$(277,979)	$—	$(191,061)	$(10)	$191,071	$(277,979)

Condensed Consolidating Statement of Operations
For the Year Ended December 31, 2012

	Parent Issuer	Co-Issuer	Subsidiary Guarantors	Non-guarantor investments	Consolidating Entries	Total
	($ in thousands)
Total revenues	$28,110	$—	$203,205	$—	$—	$231,315
Operations and maintenance	—	—	41,391	—	—	41,391
Taxes other than income	—	—	15,343	—	—	15,343
General and administrative	8,745	—	42,245	—	—	50,990
Depreciation, depletion and amortization	296	—	90,214	—	—	90,510
Impairment	—	—	45,289	—	—	45,289
Income (loss) from operations	19,069	—	(31,277)	—	—	(12,208)
Interest expense, net	(16,299)	—	23	—	—	(16,276)
Other non-operating income	9,039	—	10,961	—	(20,000)	—
Other non-operating expense	(12,189)	—	(12,566)	—	20,000	(4,755)
Loss before income taxes	(380)	—	(32,859)	—	—	(33,239)
Income tax provision (benefit)	1,041	—	(2,134)	—	—	(1,093)
Equity in earnings of subsidiaries	(113,200)	—	—	—	113,200	—
(Loss) income from continuing operations	(114,621)	—	(30,725)	—	113,200	(32,146)
Discontinued operations, net of tax	(35,981)	—	(82,457)	(18)	—	(118,456)
Net loss	$(150,602)	$—	$(113,182)	$(18)	$113,200	$(150,602)

Condensed Consolidating Statement of Operations
For the Year Ended December 31, 2011

	Parent Issuer	Co-Issuer	Subsidiary Guarantors	Non-guarantor investments	Consolidating Entries	Total
	($ in thousands)
Total revenues	$37,269	$—	$204,310	$—	$—	$241,579
Operations and maintenance	—	—	32,287	—	—	32,287
Taxes other than income	—	—	15,436	—	—	15,436
General and administrative	1,002	—	41,523	—	—	42,525
Depreciation, depletion and amortization	196	—	66,713	—	—	66,909
Impairment	—	—	11,728	—	—	11,728
Income from operations	36,071	—	36,623	—	—	72,694
Interest expense, net	(10,856)	—	11	—	—	(10,845)
Other non-operating income	8,798	—	5,588	—	(14,386)	—
Other non-operating expense	(28,589)	—	2,653	—	14,386	(11,550)
Income (loss) before income taxes	5,424	—	44,875	—	—	50,299
Income tax provision (benefit)	(579)	—	(2,771)	—	—	(3,350)
Equity in earnings of subsidiaries	92,295	—	—	—	(92,295)	—
Income (loss) from continuing operations	98,298	—	47,646	—	(92,295)	53,649
Discontinued operations, net of tax	(25,166)	—	44,659	(10)	—	19,483
Net income (loss)	$73,132	$—	$92,305	$(10)	$(92,295)	$73,132

Subsidiary Guarantor Consolidating Statements of Cash Flows [Table Text Block]

Condensed Consolidating Statement of Cash Flows
For the Year Ended December 31, 2013

	Parent Issuer	Co-Issuer	Subsidiary Guarantors	Non-guarantor investments	Consolidating Entries	Total
	($ in thousands)
Net cash flows (used in) provided by operating activities	$(34,610)	$—	$148,853	$—	$—	$114,243
CASH FLOWS FROM INVESTING ACTIVITIES:
Additions to property, plant and equipment	(115)	—	(149,829)	—	—	(149,944)
Proceeds from sale of asset	—	—	76	—	—	76
Net cash flows used in investing activities	(115)	—	(149,753)	—	—	(149,868)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from long-term debt	601,400	—	—	—	—	601,400
Repayment of long-term debt	(503,100)	—	—	—	—	(503,100)
Proceeds from derivative contracts	1,323	—	—	—	—	1,323
Common unit issued in equity offerings	102,388	—	—	—	—	102,388
Issuance costs for equity offerings	(4,519)	—	—	—	—	(4,519)
Repurchase of common units	(1,858)	—	—	—	—	(1,858)
Distributions to members and affiliates	(125,911)	—	—	—	—	(125,911)
Net cash flows provided by financing activities	69,723	—	—	—	—	69,723
Net cash flows used in discontinued operations	(35,431)	—	1,343	41	—	(34,047)
Net increase (decrease) in cash and cash equivalents	(433)	—	443	41	—	51
Cash and cash equivalents at beginning of year	1,670	1	(1,832)	186	—	25
Cash and cash equivalents at end of year	$1,237	$1	$(1,389)	$227	$—	$76

Condensed Consolidating Statement of Cash Flows
For the Year Ended December 31, 2012

	Parent Issuer	Co-Issuer	Subsidiary Guarantors	Non-guarantor Investments	Consolidating Entries	Total
	($ in thousands)
Net cash flows (used in) provided by operating activities	$(108,061)	$—	$183,397	$—	$—	$75,336
CASH FLOWS FROM INVESTING ACTIVITIES:
Additions to property, plant and equipment	(1,551)	—	(166,356)	—	—	(167,907)
Proceeds from sale of asset	—	—	15,398	—	—	15,398
Contributions to subsidiaries	(236,971)	—	—	—	236,971	—
Net cash flows used in investing activities	(238,522)	—	(150,958)	—	236,971	(152,509)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from long-term debt	1,043,750	—	—	—	—	1,043,750
Repayment of long-term debt	(916,750)	—	—	—	—	(916,750)
Proceed from senior notes	22,889	—	—	—	—	22,889
Payments of debt issuance cost	(614)	—	—	—	—	(614)
Proceeds from derivatives contracts	14,449	—	—	—	—	14,449
Common unit issued in equity offerings	96,173	—	—	—	—	96,173
Issuance costs for equity offerings	(4,518)	—	—	—	—	(4,518)
Exercise of warrants	31,804	—	—	—	—	31,804
Repurchase of common units	(2,501)	—	—	—	—	(2,501)
Distributions to members and affiliates	(119,211)	—	—	—	—	(119,211)
Net cash flows provided by financing activities	165,471	—	—	—	—	165,471
Net cash flows provided by (used in) discontinued operations	181,463	—	(33,699)	57	(236,971)	(89,150)
Net (decrease) increase in cash and cash equivalents	351	—	(1,260)	57	—	(852)
Cash and cash equivalents at beginning of year	1,319	1	(572)	129	—	877
Cash and cash equivalents at end of year	$1,670	$1	$(1,832)	$186	$—	$25

Condensed Consolidating Statement of Cash Flows
For the Year Ended December 31, 2011

	Parent Issuer	Co-Issuer	Subsidiary Guarantors	Non-guarantor Investments	Consolidating Entries	Total
	($ in thousands)
Net cash flows provided by operating activities	$9,318	$—	$51,101	$—	$—	$60,419
CASH FLOWS FROM INVESTING ACTIVITIES:
Additions to property, plant and equipment	(389)	—	(76,549)	—	—	(76,938)
Acquisitions, net of cash acquired	—	—	(220,326)	—	—	(220,326)
Contribution to subsidiaries	(227,583)	—	—	—	227,583	—
Net cash flows used in investing activities	(227,972)	—	(296,875)	—	227,583	(297,264)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from long-term debt	964,279	—	—	—	—	964,279
Repayment of long-term debt	(1,012,779)	—	—	—	—	(1,012,779)
Proceed from senior notes	27,683	—	—	—	—	27,683
Payments of debt issuance cost	(9,116)	—	—	—	—	(9,116)
Proceeds from derivative contracts	6,267	—	—	—	—	6,267
Exercise of Warrants	89,745	—	—	—	—	89,745
Repurchase of common units	(1,401)	—	—	—	—	(1,401)
Distributions to members and affiliates	(74,512)	—	—	—	—	(74,512)
Contributions from parent	—	—	227,583	—	(227,583)	—
Net cash flows provided by financing activities	(9,834)	—	227,583	—	(227,583)	(9,834)
Net cash flows provided by discontinued operations	224,917	—	18,504	86	—	243,507
Net increase (decrease) in cash and cash equivalents	(3,571)	—	313	86	—	(3,172)
Cash and cash equivalents at beginning of year	4,890	1	(885)	43	—	4,049
Cash and cash equivalents at end of year	$1,319	$1	$(572)	$129	$—	$877